Financial Income (Expenses), Net (Details) - Schedule of financial income (expenses), net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Financial Income Net [Abstract]
Foreign currency exchange differences	$ (4,377)	$ 1,295	$ 2,592
Issuance costs attributed to Forfeiture Shares		(473)
Interest income on short-term deposits	2,298	311	849
Change in fair value of Warrants liability			(109)
Other	309	(31)	(32)
Total financial income (expenses), net	$ (1,770)	$ 1,102	$ 3,300